Off-Balance-Sheet Financial Instruments - Summary of Contractual Amounts of Financial Instruments (Detail)	12 Months Ended
Dec. 31, 2016 USD ($)
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with off-balance-sheet risk	$ 0
Construction Loans in Process [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with off-balance-sheet risk	7,426,000
Unused Lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with off-balance-sheet risk	31,276,000
Standby Financial Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with off-balance-sheet risk	1,702,000
Performance Stand By Letters Of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with off-balance-sheet risk	183,000
Guaranteed Accounts [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts with off-balance-sheet risk	$ 694,000